Commitments and Contingencies	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies.
Commitments and Contingencies

30.Commitments and Contingencies

The Group has no lease contracts that have not yet commenced as at December 31, 2023. The Group had various lease contracts not yet commenced as of December 31, 2022. The future lease payments for these lease contracts as of December 31, 2022 were €400 thousand within one year, €1,601 thousand between one and five years and nil thereafter.

The Group has commitments under operating contracts. The future payments for the operating contracts are €82,690 thousand (2022: €73,779 thousand) within one year, €100,805 thousand (2022: €100,177 thousand) between one and five years and €194 thousand (2022: €18,558 thousand) thereafter.

Further, the Group has commitments of €5,376 thousand (2022: €5,016 thousand) to acquire items of property, plant & equipment and commitments of €3 thousand (2022: €4,344 thousand) to acquire items of intangible assets.

The Group is required to issue, subject to the execution of definitive agreements, Azul Additional Warrants, which are expected to vest in three tranches upon achieving certain performance and market conditions. Please refer to the Strategic Collaboration Agreement with Azul in note 22.

On April 18, 2022, a putative class action was filed against Lilium N.V., Daniel Wiegand, Geoffrey Richardson and Barry Engle for purported violations of United States securities laws (the “Lawsuit”). The Lawsuit was filed in the U.S. District Court for the Central District of California, but was later transferred to the U.S. District Court for the Southern District of Florida. The Lawsuit is presently captioned as: Maniraj Ashirwad Gnanaraj v. Lilium N.V. et al., 23-CV-80232- Rosenberg/Reinhart. On March 10, 2023, the Lead Plaintiff filed an amended complaint, which Defendants moved to dismiss. On January 3, 2024, the court granted Defendants’ motion to dismiss but allowed the Lead Plaintiff to file a second amended complaint. On January 24, 2024, the Lead Plaintiff filed a second amended complaint, which Defendants have moved to dismiss. The Company’s management believes the claims are without merit and intend to vigorously defend this litigation. The Lawsuit is currently at a preliminary stage and Lilium cannot predict its outcome, so the Company therefore cannot determine the likelihood of loss or estimate a range of possible loss.

In November 2022, the Group entered into a success fee arrangement with an entity controlled by a former member of key management personnel shortly after cessation of employment, in which the Company will pay a percentage of future fundraising up to a cap of US$9,900 thousand. During the year, €906 thousand (2022: nil) was paid out in relation to successful fundraising, and the contract expired with no further payments due.

In 2023, the Group entered into a success fee arrangement with a third-party entity (the “Provider”) with a contractual term of 12 months until December 2024. In the event of any fundraising transaction during the contractual term with a party defined in the success fee arrangement, Lilium must pay the Provider a percentage of the gross proceeds as a success fee. The arrangement also includes a retainer payment, of which €181 thousand remains committed as of December 31, 2023.